Sale of investment (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Realized Gain (Loss) on Investments

December 31, 2022
Proceeds from sale of investment	$31,445
Holdback receivable[1]	9,713
Less: carrying value of investment	22,039
Gain on sale of investment	$19,119

[1]Holdback receivable is included in other long-term assets in the consolidated balance sheets.